TAX (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2013
Tax Details Narrative
Net operating loss carryforwards	$ 3,200,000	$ 202,000
Net operating loss carryforwards expiring from	2034
Valuation allowance	$ 6,700,000